Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to April 21, 2020 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On April 16, 2020, the Company held a press conference announcing the development of the first Knock In / Knock Out essentially pure spider silk transgenic.

NOTE 10 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to December 31, 2019 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On January 24, 2020, the Company received $100,000 from a principal stockholder. Pursuant to the terms of the loan, the advances bear an interest at 3%, is unsecured and due on demand.

On February 19, 2020, the Board of Directors issued a total of 27,440,000 share options under the 2019 Employee Stock Option Plan.

On February 19, 2020, the Company received $100,000 from a principal stockholder. Pursuant to the terms of the loan, the advances bear an interest at 3%, is unsecured and due on demand.

On March 9, 2020, the Company received $100,000 from a principal stockholder. Pursuant to the terms of the loan, the advances bear an interest at 3%, is unsecured and due on demand.

On March 19, 2020, the Company furloughed non-essential staff consistent with leading health official recommendations in order to help prevent the spread of COVID-19. This decision was made in an abundance of caution and will primarily impact staff at our fully owned subsidiary, Prodigy Textiles, in Vietnam and will result in the temporary closing of silk rearing operations at that facility. During the duration of the furlough, the Company CEO, CFO and President will not receive or accrue any pay.